Consolidated Balance Sheets - USD ($)	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014
Current assets
Cash and cash equivalents	$ 359,791	$ 636,542	$ 165,715
Accounts receivable, trade	17,481	35,660	0
Loan to affiliate	28,000	50,000	0
Prepaids	35,280	46,938	0
Total current assets	440,552	769,140	165,715
Oil and gas properties, successful efforts method of accounting
Proved	9,370,226	10,003,625	0
Unproved	7,859,844	8,087,991	19,564
Other	396,236	396,355	0
Total property and equipment	17,626,306	18,487,971	19,564
Less accumulated depreciation, depletion, amortization and accretion	3,513,225	3,000,940	0
Net property and equipment	14,113,081	15,487,031	19,564
Other assets
Deposits and other assets	275,620	294,715	0
Total other assets	275,620	294,715	0
Total assets	14,829,253	16,550,886	185,279
Current liabilities
Accounts payable and accrued liabilities	545,477	660,901	19,695
Asset retirement obligations, current	173,878	163,389	0
Notes payable	722,065	1,934,953	0
Total current liabilities	1,441,420	2,759,243	19,695
Long-term liabilities
Asset retirement obligations, net of current	294,132	295,905	0
Total liabilities	1,735,552	3,055,148	19,695
Commitments and Contingencies	0	0	0
STOCKHOLDERS' EQUITY
Preferred Stock, Value, Issued	275	0	0
Common Stock, Value, Issued	15,978	15,295	342
Additional paid in capital	27,129,525	24,537,415	178,673
Subscription receivable	(53,038)	0
Preferred stock subscribed	53,038	0
Accumulated deficit	(14,052,077)	(11,056,972)	(13,431)
Stockholders' equity	13,093,701	13,495,738	165,584
Total liabilities and stockholders' equity	$ 14,829,253	$ 16,550,886	$ 185,279